LINE OF CREDIT	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Line of Credit Facility [Abstract]
Long-term Debt [Text Block]

NOTE 4 — LINE OF CREDIT

On November 23, 2015, LIIT and LIBB, its wholly owned subsidiary, entered into the Credit Agreement by and among LIBB, as the borrower, LIIT and the Lender. The Lender is controlled by Eric Watson, a related party, who immediately prior to the transactions beneficially owned more than 16% of the Company’s outstanding common stock. The Credit Agreement provides for a revolving credit facility in an initial Available Amount of up to $1,000,000, subject to increases as provided in the Credit Agreement, at the discretion of the Lender, up to a maximum Facility Amount of $5,000,000. The Available Amount may be increased, in increments of $500,000, up to the Facility Amount, and LIBB may obtain further advances, subject to the approval of the Lender. The proceeds of the credit facility may be used for purposes disclosed in writing to the Lender in connection with each advance.

The credit facility bears interest at a rate equal to the prime rate (3.5% at December 31, 2015 and March 31, 2016) plus 7.5%, compounded monthly, and matures on November 23, 2018. Effective January 10, 2016, the Credit Agreement was amended such that interest was compounded on a quarterly basis. Upon the occurrence of an event of default, the Credit Agreement provides for an additional 8% interest pursuant to the terms of the agreement. The outstanding principal and interest under the credit facility are payable in cash on the maturity date. The Company also paid the Lender a one-time facility fee equal to 1.75% of the Facility Amount, which was capitalized and added to the principal amount of the loan, and will pay the Lender $30,000 for its expenses at the maturity date. The compounded interest and capitalized fees are excluded when determining whether the Available Amount has been exceeded. The credit facility is secured by a first priority security interest in all of the assets of LIIT and LIBB, including the membership interests in LIBB held by LIIT. LIIT also has guaranteed the repayment of LIBB’s obligations under the credit facility. In addition, the credit facility will be guaranteed by Philip Thomas, the Company’s Chief Executive Officer and a director of the Company, in certain limited circumstances up to a maximum amount of $200,000.
The Lender may accelerate the credit facility upon the occurrence of certain events of default, including a failure to make a payment under the credit facility when due, a violation of the covenants contained in the Credit Agreement and related documents, a filing of a bankruptcy petition or a similar event with respect to LIBB or the Company or the occurrence of an event of default under other material indebtedness of LIBB or the Company. The Company and LIBB also made certain customary representations and warranties and covenants, including negative covenants with respect to the incurrence of indebtedness. As of March 31, 2016, the Company is in compliance with these covenants.
The Lender may elect to convert the outstanding principal and interest under the credit facility into shares of the Company’s common stock at a conversion price of $4.00 per share. The conversion price and the shares of common stock or other property issuable upon conversion of the principal and interest are subject to adjustment in the event of any stock split, stock combination, stock dividend or reclassification of the Company’s common stock, or in the event of a fundamental transaction (as defined in the note evidencing the indebtedness under the credit facility).
In connection with the credit facility, the Company issued a warrant to the Lender. The warrant entitles the holder to purchase 1,111,111 shares of the Company’s common stock at an exercise price of $4.50 and includes a cashless exercise provision. The exercise price and number of shares of the Company’s common stock or property issuable on exercise of the warrants are subject to adjustment in the event of any stock split, stock combination, stock dividend or reclassification of the common stock, or in the event of a fundamental transaction (as defined in the warrant).
The Lender will have certain “piggyback” registration rights, on customary terms, with respect to the shares of the Company’s common stock issuable upon conversion of the credit facility and upon exercise of the warrant.
On November 23, 2015 and December 10, 2015, LIBB obtained an aggregate of $1,000,000 in advances from the Lender, constituting the full Available Amount at such time. On March 17, 2016, LIIT, LIBB and the Lender agreed to increase the Available Amount by $500,000 to $1,500,000. On March 24, 2016, LIBB obtained a $250,000 advance from the Lender and during May 2016, LIBB will obtain another $250,000 advance from the Lender, as a result of which the Available Amount will be borrowed in full. On April 8, 2016, the agreement was amended further (See Note 11).
As of March 31, 2016, the outstanding balance on the line of credit was $1,377,930. The line of credit is convertible at $4.00 per share of common stock into 344,483 shares of common stock. As of December 31, 2015, the outstanding balance on the line of credit was $1,091,571.
Deferred financing costs related to the Credit Agreement, which are included in the accompanying condensed consolidated balance sheet, are amortized over the three year term of the line of credit agreement. As of March 31, 2016, the gross carrying amount of deferred financing costs were $1,903,879 with accumulated amortization of $224,453. As of December 31, 2015, the gross carrying amount of deferred financing costs were $1,903,879 with accumulated amortization of $65,797.

NOTE 7 — LINE OF CREDIT

On November 23, 2015, Long Island Iced Tea Corp. and Long Island Brand Beverages LLC, its wholly owned subsidiary, entered into a Credit and Security Agreement, by and among LIBB, as the borrower, the Company and Brentwood LIIT Inc., as the lender (the “Lender”). The Lender is controlled by Eric Watson, a related party, who immediately prior to the transactions beneficially owned more than 16% of the Company’s outstanding common stock. The Credit Agreement provides for a revolving credit facility in an initial amount of up to $1,000,000, subject to increases as provided in the Credit Agreement, at the discretion of the Lender, up to a maximum amount of $5,000,000. The Available Amount may be increased, in increments of $500,000, up to the Facility Amount, and LIBB may obtain further advances, subject to the approval of the Lender. The proceeds of the credit facility may be used for purposes disclosed in writing to the Lender in connection with each advance.
The credit facility bears interest at a rate equal to the prime rate (3.5% at December 31, 2015) plus 7.5%, compounded monthly, and matures on November 23, 2018. Effective January 10, 2016, the line of credit agreement was amended such that interest was compounded on a quarterly basis. Upon the occurrence of an event of default, the Credit Agreement provides for an additional 8% interest pursuant to the terms of the agreement. The outstanding principal and interest under the credit facility are payable in cash on the maturity date. The Company also paid the Lender a one-time facility fee equal to 1.75% of the Facility Amount, which was capitalized and added to the principal amount of the loan, and will pay the Lender $30,000 for its expenses at the maturity date. The credit facility is secured by a first priority security interest in all of the substantially all of the assets of the Company and LIBB, including the membership interests in LIBB held by the Company. The Company also has guaranteed the repayment of LIBB’s obligations under the credit facility. In addition, the credit facility will be guaranteed by Philip Thomas, the Company’s Chief Executive Officer and a director of the Company, in certain limited circumstances up to a maximum amount of $200,000.
The Lender may accelerate the credit facility upon the occurrence of certain events of default, including a failure to make a payment under the credit facility when due, a violation of the covenants contained in the Credit Agreement and related documents, a filing of a bankruptcy petition or a similar event with respect to LIBB or the Company or the occurrence of an event of default under other material indebtedness of LIBB or the Company. The Company and LIBB also made certain customary representations and warranties and covenants, including negative covenants with respect to the incurrence of indebtedness.
The Lender may elect to convert the outstanding principal and interest under the credit facility into shares of the Company’s common stock at a conversion price of $4.00 per share. The conversion price and the shares of common stock or other property issuable upon conversion of the principal and interest are subject to adjustment in the event of any stock split, stock combination, stock dividend or reclassification of the Company’s common stock, or in the event of a fundamental transaction (as defined in the note evidencing the indebtedness under the credit facility).
In connection with the credit facility, the Company issued a warrant to the Lender. The warrant entitles the holder to purchase 1,111,111 shares of the Company’s common stock at an exercise price of $4.50 and includes a cashless exercise provision. The exercise price and number of shares of the Company’s common stock or property issuable on exercise of the warrants are subject to adjustment in the event of any stock split, stock combination, stock dividend or reclassification of the common stock, or in the event of a fundamental transaction (as defined in the warrant).
The Lender will have certain “piggyback” registration rights, on customary terms, with respect to the shares of the Company’s common stock issuable upon conversion of the credit facility and upon exercise of the warrant.
As of December 31, 2015, the outstanding balance on the line of credit was $1,091,571. The line of credit is convertible at $4.00 per share of common stock into 272,893 shares of common stock.
The 1,111,111 warrants issued in conjunction with the line of credit were initially valued at $1,725,934. The Black Scholes option pricing model was used to estimate fair value as of the date of issuance using the following assumptions: a stock price of $4.00, a dividend yield of 0%, expected volatility of 63%, a risk free interest rate of 1.26%, and a contractual life of 3 years.
The value of the warrants was included as a component of deferred financing costs in the consolidated balance sheet. Deferred financing costs are amortized over the three year term of the line of credit agreement. As of December 31, 2015, the gross carrying amount of deferred financing costs were $1,903,879 with accumulated amortization of $65,797. Future amortization of deferred financing costs are $634,627, $634,627, and $568,828 for the years ended December 31, 2016, 2017, and 2018.